Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Revenues				$ 64	$ 64		$ 17,435
Cost of Goods Sold	(128)		3,008	2,515	(2,515)		(36,491)
Gross Margin	128		(3,008)	(2,451)	(2,451)		(19,056)
Operating Expenses
Rent	11,147		14,722				16,445
Professional fees	108,195	67,765	241,554	276,028	299,818		454,201
Office expense	2,318		2,541	8,962
License and permits		2,675		2,834	5,609
Impaired asset expense					628
Investor and public relations	2,205	5,777	13,786	14,775	20,070
Communication	2,650		4,631	2,381	3,000
Bank services	683		921	681	796
Travel and entertainment	8,377	3,809	15,690	6,978	11,965
General and administrative expense	27,530		50,228		9,405		401,779
Payroll and related expense	27,000		337,668		95,125
Depreciation		100		200	200
Stock based compensation			2,950	29,570	29,570		3,062,015
Advertising and promotion					338
Other miscellaneous expenses		330		395
Total Operating Expenses	190,105	80,456	684,691	342,804	476,524		3,934,440
Loss from operations	(189,977)	(80,456)	(687,699)	(345,255)	(478,975)		(3,953,496)
Other expenses
(Gain) loss on note settlement					49		106,242
Debt forgiveness (income)			(22,000)		(8,000)		(3,750)
(Gain) on Change in value of derivative liability	850,080	(69,508)	477,585	(149,757)	(679,347)
Derivative liability expense	144,873	7,472	378,166	40,874	395,296
(Gain) Loss on stock Issuance	(42,064)	18,500	(93,064)	48,200	109,600		262,500
(Gain) loss on note conversion	(4,650)		670		48		106,242
Loss on Impairment		628		628
Other expense - other			(97)
Interest/financing expense					86,886		8,344
Amortization of debt discount					255,625		30,013
Loss on debt settlement							320,688
Loyalty expense							707,450
Interest expense	154,439	53,302	348,520	162,302
Total Other Expenses	1,102,678	10,394	1,089,780	102,247	160,109		1,431,487
Loss before provision for income tax	(1,292,655)	(90,850)	(1,777,479)	(447,502)	(639,084)		(5,384,983)
Provision for income tax
Net Loss	$ (1,292,655)	$ (90,850)	$ (1,777,479)	$ (447,502)	$ (639,084)		$ (5,384,983)
Net Loss per share: Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)		$ (0.62)
Weighted Average Number of Shares Outstanding: Basic and diluted	239,203,220	43,089,661	139,897,770	32,679,708	37,481,275	[1]	8,643,346	[1]

[1]	2012 Weighted Average Shares Outstanding have been adjusted for 1 for 100 reverse stock split